Revenue - Contract Balances (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of In-Progress Contracts
(a)	Details of outstanding contracts as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Accumulated cost	￦	27,940,760	26,101,964
Accumulated contract profit		1,759,843	1,752,184
Accumulated contract loss		(885,148)	(697,878)
Accumulated contract revenue		28,815,455	27,156,270

Summary of Due From Customers for Contract Work and Due to Customers for Contract Work
(b)	Details of due from customers for contract work and due to customers for contract work as of December 31, 2022 and 2023 are as follows:

(in millions of Won)	2022		2023
Unbilled due from customers for contract Work	￦	1,340,146	1,704,256
Due to customers for contract work		(756,316)	(624,632)

	￦	583,830	1,079,624

Summary of Changes in Estimated Total Contract Costs and Impact on Profit or Loss
(c)
During the years ended December 31, 2022 and 2023, the total contract revenues and the estimated total contract costs have changed. The impact of these changes on profit before income tax for the years ended December 31, 2022 and 2023 and future periods are as follows:

(in millions of Won)	2022		2023
Changes in total contract revenues	￦	1,222,558	1,362,828
Changes in estimated total contract costs		1,622,429	1,419,726
Changes in profit before income taxes of construction contract :
- Current period		(165,623)	(91,397)
- Future periods		(234,248)	34,499

Summary of Significant Assumptions Including Uncertainty of Estimate of Total Contract Costs
The significant assumptions including uncertainty of the estimate of total contract costs are as follows:

Method of significant assumption
Material cost	Assumption based on recent purchasing price and quoted market price
Labor cost	Assumption based on standard monthly and daily labor cost
Outsourcing cost	Assumption based on the past experience rate of similar project and market price

Summary of Expected Revenue In Relation To Performance Obligations
(e)	As of December 31, 2023, revenue expected to be recognized in the future in relation to performance obligations that have not been fulfilled (or partially fulfilled) is as follows:

(in millions of Won)	2024		2025	2026	After 2027	Total

Expected Revenue	￦	6,625,315	4,612,492	2,577,621	1,081,838	14,897,266